Income Taxes - Summary of Gross Unrecognized Tax Benefits for the Years (Detail) - Bird Rides [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unrecognized tax benefits at beginning of year	$ 13,993	$ 10,743
Gross Increases — current year positions	4,842	3,250
Gross decreases—prior year positions	(6,377)	0
Unrecognized tax benefits at end of year	$ 12,458	$ 13,993